Debt - Schedule of Debt (Details) (10-K) (Parenthetical)	Oct. 20, 2017
CARE [Member]
Debt instrument, interest rate	7.00%
Debt instrument, description	Payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021
CFSI [Member]
Debt instrument, interest rate	7.00%
Debt instrument, description	Payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021